Statements of Cash Flows	12 Months Ended
	Apr. 30, 2025 JPY (¥)	Apr. 30, 2025 USD ($)	Apr. 30, 2024 JPY (¥)	Apr. 30, 2024 USD ($)	Apr. 30, 2023 JPY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	¥ (256,696,946)	$ (1,799,740)	¥ (336,150,672)	$ (2,356,802)	¥ (382,305,039)
Adjustment to reconcile net loss to net cash generated from operating activities:
Depreciation and amortization expense	2,007,117	14,072	1,083,322		778,611
Loan origination fee	115,500	810	231,000		231,000
Deferred tax expense			(188,496)		122,261
Foreign currency exchange loss (gain)	10,257,683	71,918	(40,720,270)		(243,159)
Unrealized loss on digital assets	161,457	1,132	6,235		629,195
Share-based compensation expense			1,616,463
Changes in assets and liabilities
Accounts receivable	31,572,288	221,358	(9,777,013)		41,324,791
Contract assets	23,150,795	162,314	(40,359,303)
Prepayments	(1,123,138)	(7,874)	(5,636,235)		2,848,747
Short-term deposits					55
Digital assets	(270,559)	(1,897)	699,410		(1,379,502)
Other current assets, net	39,600	278	235,977		54,369
Long-term deposits					(10,000)
Income taxes, net	(7,951)	(56)	19,002,669		(57,557,091)
Accounts payable	(6,255,144)	(43,856)	12,866,661		(4,913,720)
Contract liabilities			(1,397,470)		1,397,470
Other payables and accrued liabilities	5,315,343	37,267	5,319,745		(661,027)
Lease obligations net cash			(696,250)		(54,168)
NET CASH USED IN OPERATING ACTIVITIES	(191,733,955)	(1,344,274)	(393,864,227)		(399,737,207)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of time deposit			(100,000,000)
Proceeds from redemption of time deposit	100,000,000	701,115
Purchases of property and equipment	(435,091)	(3,052)	(336,193)		(1,627,539)
Purchases of software	(31,800,000)	(222,954)
Receipt of government grants	20,000,000	140,223
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	87,764,909	615,332	(100,336,193)		(1,627,539)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of ordinary shares for cash			781,200,000
Proceeds from exercise of share options			1,875,000
Proceeds from loans					150,000,000
Repayment of loans	(119,305,000)	(836,465)	(24,050,000)		(16,250,000)
Payments on deferred initial public offering (“IPO”) costs			(114,170,860)		(212,160,121)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(119,305,000)	(836,465)	644,854,140		(78,410,121)
EFFECT OF EXCHANGE RATE	(10,257,683)	(71,918)	40,857,242		243,159
CHANGE IN CASH AND RESTRICTED CASH	(233,531,729)	(1,637,325)	191,510,962		(479,531,708)
CASH AND RESTRICTED CASH, AT BEGINNING OF PERIOD	369,397,355	2,589,899	177,886,393		657,418,101
CASH AND RESTRICTED CASH, AT PERIOD END	135,865,626	952,574	369,397,355	2,589,899	177,886,393
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest	1,484,085	10,405	3,329,689		2,479,492
Income taxes	7,951	56	(19,147,994)		22,619,600
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Operating lease right-of-use assets obtained in exchange for operating lease liabilities			16,456,602
RECONCILIATION OF CASH AND RESTRICTED CASH REPORTED IN THE BALANCE SHEETS:
Cash	104,379,373	731,819	337,911,102		177,886,393
Restricted cash	31,486,253	220,755	31,486,253
CASH AND RESTRICTED CASH, AT PERIOD END	¥ 135,865,626	$ 952,574	¥ 369,397,355	$ 2,589,899	¥ 177,886,393